SELECTED STATEMENTS OF INCOME DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income (expenses):
Interest on bank deposits and other	$ 3,528	$ 2,947	$ 2,580
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	2,008	1,813	2,153
Gain from sale of available-for-sale marketable securities	18	1,771	2,438
Bank charges	(89)	(116)	(157)
Foreign currency translation differences, net	(635)	(674)	(1,147)
Financial income and expenses, net	$ 4,830	$ 5,741	$ 5,867